Consolidated statements of income (Loss) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit (loss) [abstract]
NET SALES	R$ 50,115,679	R$ 47,403,282	R$ 39,755,575
Cost of sales	(33,889,504)	(27,401,527)	(25,076,675)
GROSS PROFIT	16,226,175	20,001,755	14,678,900
Operating Income (Expenses) [Abstract]
Selling expense	(3,312,740)	(2,938,547)	(2,596,377)
General and administrative expense	(2,790,154)	(2,619,844)	(1,923,228)
Loss from associates and joint ventures	(409,212)	(13,845)	(19,379)
Other operating income, net	934,940	1,261,573	2,076,372
Profit (loss) from operating activities	10,649,009	15,691,092	12,216,288
NET FINANCIAL INCOME (EXPENSES) [Abstract]
Finance costs	(6,883,755)	(5,541,903)	(4,659,162)
Finance income	1,766,626	1,737,434	1,825,649
Derivative gains, net	7,328,684	(9,112,683)	5,526,714
Foreign exchange gain (loss)	7,550,610	(15,884,993)	3,087,727
Profit (loss) before tax	20,411,174	(13,111,053)	17,997,216
Income and social contribution taxes [Abstract]
Current Tax Expense (Income) And Current Social Contribution Tax Expense (Income)	(518,379)	(1,365,599)	(395,392)
Adjustments for deferred tax expense	(6,455,108)	7,431,946	(3,495,443)
Profit (loss)	13,437,687	(7,044,706)	14,106,381
Profit (loss), attributable to [abstract]
Resulted of the year attributable to controlling shareholders'	13,408,189	(7,074,198)	14,084,848
Non-controlling interest	R$ 29,498	R$ 29,492	R$ 21,533
Earnings per share [abstract]
Basic earnings (loss) per share	R$ 10.84189	R$ (5.59313)	R$ 10.85794
Diluted earnings (loss) per share	R$ 10.81555	R$ (5.59313)	R$ 10.85387